One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

Christopher Dailey christopher.dailey@dechert.com +1 617 728 7121 Direct +1 617 275 8396 Fax

November 10, 2020

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Forethought Variable Insurance Trust – Definitive Additional Materials on Schedule 14A (File No. 811-22865)

Dear Sir or Madam:

On behalf of Forethought Variable Insurance Trust, attached for filing by means of the EDGAR system are definitive additional materials on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing. Please call the undersigned at 617.728.7121 with any questions regarding the attached.

Sincerely,

/s/ Christopher Dailey

Christopher Dailey